January 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock FundsSM
• BlackRock Defensive Advantage Emerging Markets Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
January 31, 2025
BlackRock Defensive Advantage Emerging Markets Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 0.9%
Telefonica Brasil SA	1,301	$ 11,547
Telefonica Brasil SA, ADR	8,164	72,088
TIM SA/Brazil	3,242	8,660
		92,295
Chile — 1.5%
Banco de Chile, ADR	6,415	158,707
China — 20.2%
3SBio, Inc.(a)	128,500	99,114
Agricultural Bank of China Ltd., Class H	46,000	25,335
Alibaba Group Holding Ltd.	14,800	181,544
Bank of China Ltd., Class H	219,000	113,295
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	144,700	113,115
BOE Technology Group Co. Ltd., Class A	72,000	43,950
BYD Co. Ltd., Class A	2,900	109,200
China Construction Bank Corp., Class A	11,100	12,956
China Feihe Ltd.(a)	14,000	9,636
China Life Insurance Co. Ltd., Class H	27,000	50,123
China Petroleum & Chemical Corp., Class A	62,400	51,936
China United Network Communications Ltd., Class A	16,400	10,974
China Yangtze Power Co. Ltd., Class A	15,100	59,613
COSCO SHIPPING Holdings Co. Ltd., Class H	50,500	75,791
Geely Automobile Holdings Ltd.	35,000	64,799
Great Wall Motor Co. Ltd., Class A	2,000	6,818
Great Wall Motor Co. Ltd., Class H	18,000	29,416
Haier Smart Home Co. Ltd., Class H	6,200	20,507
Henan Shuanghui Investment & Development Co. Ltd., Class A	12,300	44,332
Huaxia Bank Co. Ltd., Class A	19,400	20,166
Industrial & Commercial Bank of China Ltd., Class H	237,000	161,320
Lenovo Group Ltd.	6,000	7,236
People’s Insurance Co. Group of China Ltd., Class A	39,700	38,953
People’s Insurance Co. Group of China Ltd., Class H	62,000	31,731
PetroChina Co. Ltd., Class H	202,000	154,437
Ping An Insurance Group Co. of China Ltd., Class A	5,400	37,712
SF Holding Co. Ltd., Class A	15,500	83,507
Sinopec Engineering Group Co. Ltd., Class H	36,500	29,211
Tencent Holdings Ltd.	2,400	126,277
Tingyi Cayman Islands Holding Corp.	66,000	100,626
Uni-President China Holdings Ltd.	84,000	84,552
Wuliangye Yibin Co. Ltd., Class A	900	15,743
Yunnan Baiyao Group Co. Ltd., Class A	11,100	88,016
Zhejiang Longsheng Group Co. Ltd.	55,900	73,992
		2,175,933
Greece — 1.8%
Hellenic Telecommunications Organization SA	2,577	38,968
OPAP SA	9,263	158,900
		197,868
Hungary — 1.2%
MOL Hungarian Oil & Gas PLC	17,679	129,153
India — 20.7%
Ajanta Pharma Ltd.	4,514	140,031
Bharti Airtel Ltd.	7,949	148,682
City Union Bank Ltd.	25,460	50,855
Colgate-Palmolive India Ltd.	559	18,183
Coromandel International Ltd.	384	8,005
Dr. Lal PathLabs Ltd.(a)	2,174	71,450
Fortis Healthcare Ltd.	5,719	42,103
GE Vernova T&D India Ltd.	353	7,239
Security	Shares	Value
India (continued)
GlaxoSmithKline Pharmaceuticals Ltd.	78	$ 1,776
Gujarat Pipavav Port Ltd.	15,729	27,430
HCL Technologies Ltd.	6,962	138,162
Hindustan Zinc Ltd.	4,354	22,539
Hyundai Motor India Ltd.(b)	3,963	76,754
ICICI Bank Ltd., ADR	2,838	81,366
Indian Hotels Co. Ltd.	1,099	9,666
Infosys Ltd., ADR(c)	7,155	157,052
Larsen & Toubro Ltd.	2,879	118,130
Lupin Ltd.	6,263	150,029
Max Financial Services Ltd.(b)	2,966	38,090
Natco Pharma Ltd.	4,677	63,194
Onesource Speciality Pharma Ltd.(b)	97	1,771
Petronet LNG Ltd.	40,526	147,349
Sun Pharmaceutical Industries Ltd.	5,533	111,175
Tata Consultancy Services Ltd.	3,035	143,612
Tech Mahindra Ltd.	2,672	51,374
Torrent Pharmaceuticals Ltd.	744	28,035
Voltas Ltd.	4,171	60,513
Wipro Ltd.	22,318	79,953
Wipro Ltd., ADR(c)	21,515	78,960
Zensar Technologies Ltd.	2,435	24,348
Zydus Lifesciences Ltd.	12,086	134,978
		2,232,804
Indonesia — 2.1%
Astra International Tbk PT	88,900	26,122
Bank Mandiri Persero Tbk PT	143,800	52,835
Indofood Sukses Makmur Tbk PT	307,400	148,043
		227,000
Kuwait — 3.3%
Boubyan Bank KSCP	78,181	159,072
Kuwait Finance House KSCP	58,378	148,598
Mobile Telecommunications Co. KSCP	18,981	27,815
National Bank of Kuwait SAKP	5,251	16,395
		351,880
Malaysia — 5.6%
Hong Leong Bank Bhd	32,500	146,997
KPJ Healthcare Bhd	103,300	52,202
Malayan Banking Bhd.	68,500	158,807
Maxis Bhd	128,400	100,092
Public Bank Bhd	144,300	139,381
		597,479
Mexico — 2.1%
Arca Continental SAB de C.V.	17,412	159,130
Coca-Cola Femsa SAB de C.V., ADR	300	23,547
Grupo Aeroportuario del Sureste SAB de C.V., ADR	123	33,760
Grupo Aeroportuario del Sureste SAB de C.V., Class B	344	9,347
		225,784
Peru — 1.4%
Credicorp Ltd.	824	150,874
Qatar — 2.7%
Ooredoo QPSC	44,334	157,109
Qatar Electricity & Water Co. QSC	13,115	56,926
Qatar Islamic Bank QPSC	13,899	78,520
		292,555
Russia — 0.0%
Alrosa PJSC(b)(d)	37,207	4
Saudi Arabia — 8.4%
Al Rajhi Bank	6,046	159,458

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Defensive Advantage Emerging Markets Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Saudi Arabia (continued)
Almarai Co. JSC	10,380	$ 162,919
Arab National Bank	2,717	15,489
Elm Co.	287	89,145
Etihad Etisalat Co.	10,165	156,918
Jarir Marketing Co.	27,138	92,711
Saudi Electricity Co.	14,934	67,736
Saudi Telecom Co.	14,127	163,707
		908,083
South Korea — 4.0%
Hyundai Glovis Co. Ltd.	976	99,707
Hyundai Mobis Co. Ltd.	889	160,425
Korea Electric Power Corp.(b)	1,888	27,248
SK Telecom Co. Ltd.	2,257	85,944
SK Telecom Co. Ltd., ADR	2,842	60,620
		433,944
Taiwan — 12.2%
Chunghwa Telecom Co. Ltd.	39,000	148,923
Compal Electronics, Inc.	126,000	138,970
E.Sun Financial Holding Co. Ltd.	183,157	154,460
First Financial Holding Co. Ltd.	89,000	75,103
Hon Hai Precision Industry Co. Ltd.	2,000	10,679
MediaTek, Inc.	4,000	173,228
Primax Electronics Ltd.	5,000	12,383
Realtek Semiconductor Corp.	9,000	148,238
Synnex Technology International Corp.	63,000	135,407
Taiwan Mobile Co. Ltd.	45,000	151,076
Taiwan Semiconductor Manufacturing Co. Ltd.	4,000	133,492
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	78	16,327
Zhen Ding Technology Holding Ltd.	4,000	14,328
		1,312,614
Thailand — 2.2%
Advanced Info Service PCL, NVDR	18,700	157,197
CP ALL PCL, NVDR	50,400	77,591
		234,788
Turkey — 1.4%
Migros Ticaret A/S	4,096	66,733
TAV Havalimanlari Holding A/S(b)	10,137	78,504
Turk Telekomunikasyon A/S(b)	4,810	6,776
		152,013
Security	Shares	Value
United Arab Emirates — 5.0%
Abu Dhabi Commercial Bank PJSC	53,661	$ 174,880
Abu Dhabi Islamic Bank PJSC	36,518	155,097
Abu Dhabi National Oil Co. for Distribution PJSC	46,399	45,415
Dubai Islamic Bank PJSC	3,944	8,252
Emirates Telecommunications Group Co. PJSC	22,973	106,952
First Abu Dhabi Bank PJSC	12,819	50,709
		541,305
Total Long-Term Investments — 96.7% (Cost: $9,817,777)		10,415,083
Short-Term Securities
Money Market Funds — 5.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(e)(f)(g)	135,326	135,394
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.26%(e)(f)	419,638	419,638
Total Short-Term Securities — 5.1% (Cost: $555,042)		555,032
Total Investments — 101.8% (Cost: $10,372,819)		10,970,115
Liabilities in Excess of Other Assets — (1.8)%		(197,366)
Net Assets — 100.0%		$ 10,772,749

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 135,416 (a)	$ —	$ (12)	$ (10)	$ 135,394	135,326	$ 174 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	300,963	118,675 (a)	—	—	—	419,638	419,638	9,118	—
				$ (12)	$ (10)	$ 555,032		$ 9,292	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Defensive Advantage Emerging Markets Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	4	03/21/25	$ 218	$ 4,366
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$ 92,295	$ —	$ —	$ 92,295
Chile	158,707	—	—	158,707
China	99,114	2,076,819	—	2,175,933
Greece	—	197,868	—	197,868
Hungary	—	129,153	—	129,153
India	395,903	1,836,901	—	2,232,804
Indonesia	148,043	78,957	—	227,000
Kuwait	159,072	192,808	—	351,880
Malaysia	—	597,479	—	597,479
Mexico	225,784	—	—	225,784
Peru	150,874	—	—	150,874
Qatar	157,109	135,446	—	292,555
Russia	—	—	4	4
Saudi Arabia	246,063	662,020	—	908,083
South Korea	60,620	373,324	—	433,944
Taiwan	16,327	1,296,287	—	1,312,614
Thailand	—	234,788	—	234,788
Turkey	—	152,013	—	152,013
United Arab Emirates	262,049	279,256	—	541,305
Short-Term Securities
Money Market Funds	555,032	—	—	555,032
	$ 2,726,992	$ 8,243,119	$ 4	$ 10,970,115

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Defensive Advantage Emerging Markets Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 4,366	$ —	$ —	$ 4,366

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
JSC	Joint Stock Company
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
SAB	Special Assessment Bonds
Schedule of Investments